Changes in accounting policies, comparability and adjustments (Narrative) (Detail)	12 Months Ended
Dec. 31, 2020
Modification of deferred compensation awards
Changes In Accounting Policies [Line Items]
Description of nature of voluntary change in accounting policy	Modification of deferred compensation awards During 2020, UBS modified the terms of certain outstanding deferred compensation awards granted for performance years 2015 through 2019 by removing the requirement to provide future service for qualifying employees. These awards remain subject to forfeiture if certain non-vesting conditions are not satisfied. As a result, UBS recognized an expense of USD 359 million in the third quarter of 2020, of which USD 314 million was recorded within Variable compensation – performance awards, USD 24 million within Social security and USD 21 million within Other personnel expenses, with a USD 212 million increase in compensation-related liabilities for cash-settled awards and social security-related accruals, and a USD 147 million increase in share premium for equity-settled awards. The full year effect was an expense of approximately USD 280 million, of which USD 240 million is disclosed within Variable compensation – performance awards, USD 20 million within Social security and USD 20 million within Other personnel expenses, with increases of approximately USD 170 million in compensation-related liabilities for cash-settled awards and social security-related accruals and approximately USD 110 million in share premium for equity-settled awards. Outstanding deferred compensation awards granted to Group Executive Board members, those granted under the Long-Term Incentive Plan, as well as those granted to financial advisors in the US, were not affected by these changes.
Restatement of compensation-related liabilities
Changes In Accounting Policies [Line Items]
Description of nature of voluntary change in accounting policy	Restatement of compensation-related liabilities During 2020, UBS restated its balance sheet and statement of changes in equity as of 1 January 2018 to correct a USD 43 million liability understatement in connection with a legacy Global Wealth Management deferred compensation plan, with the effects presented in the table below. The restatement resulted from a correction of an actuarial calculation associated with compensation-related liabilities. The effects of the understatement were not material to prior-year financial statements; however, such effects would have been material to the quarterly reporting period in which the understatement was identified and therefore prior years were restated. The restatement had no effect on Net profit / (loss) or basic and diluted earnings per share for the current period or for any comparative periods.
Segment reporting
Changes In Accounting Policies [Line Items]
Description of nature of voluntary change in accounting policy	Segment reporting Effective from 1 January 2020, UBS no longer discloses a detailed cost breakdown by financial statement line item within its segment reporting disclosures provided in Note 2. The modified approach of presenting operating expenses for each division aligns the reporting with the way that UBS manages its cost base. This change has no effect on the income statement, or on the net profit of any business division.
Presentation of interest income and expense from financial instruments measured at fair value through profit or loss
Changes In Accounting Policies [Line Items]
Description of nature of voluntary change in accounting policy	Presentation of interest income and expense from financial instruments measured at fair value through profit or loss Effective from 1 January 2020, UBS presents interest income and interest expense from financial instruments measured at fair value through profit or loss on a net basis, in line with how UBS assesses and reports interest and in accordance with IFRS. This presentation change has no effect on Net interest income or on Net profit / (loss) attributable to shareholders. Prior periods have been aligned with this change in presentation. Further information about net interest income from financial instruments measured at fair value through profit or loss is provided in Note 3.
Adoption of hedge accounting requirements of IFRS 9, Financial instruments
Changes In Accounting Policies [Line Items]
Description of nature of change in accounting policy	Adoption of hedge accounting requirements of IFRS 9, Financial Instruments Effective from 1 January 2020, UBS has prospectively adopted the hedge accounting requirements of IFRS 9, Financial Instruments, for all of its existing hedge accounting programs, except for fair value hedges of portfolio interest rate risk, which, as permitted under IFRS 9, continue to be accounted for under IAS 39, Financial Instruments: Recognition and Measurement. The adoption of these requirements has not changed any of the hedge designations disclosed in the Annual Report 2019 with only minor amendments to hedge documentation and hedge effectiveness testing methodologies required to make them compliant with IFRS 9. The adoption had no financial effect on UBS’s financial statements. However, starting on 1 January 2020, UBS began to designate cross-currency swaps as Fair value hedges of foreign exchange risk related to debt instruments and utilized the cost of hedging approach introduced by IFRS 9.
UBS AG | Modification of deferred compensation awards
Changes In Accounting Policies [Line Items]
Description of nature of voluntary change in accounting policy	Modification of deferred compensation awards During 2020, UBS AG modified the terms of certain outstanding deferred compensation awards granted for performance years 2015 through 2019 by removing the requirement to provide future service for qualifying employees. These awards remain subject to forfeiture if certain non-vesting conditions are not satisfied. As a result, UBS AG recognized an expense of USD 342 million in the third quarter of 2020, of which USD 303 million was recorded within Variable compensation – performance awards, USD 23 million within Social security and USD 16 million within Other personnel expenses, with a corresponding increase of USD 342 million in liabilities. The full year effect was an expense of approximately USD 270 million, of which USD 240 million is disclosed within Variable compensation – performance awards, USD 20 million within Social security and USD 10 million within Other personnel expenses, with an increase of approximately USD 270 million in liabilities. Outstanding deferred compensation awards granted to Group Executive Board members, those granted under the Long-Term Incentive Plan, as well as those granted to financial advisors in the US, were not affected by these changes.
UBS AG | Restatement of compensation-related liabilities
Changes In Accounting Policies [Line Items]
Description of nature of voluntary change in accounting policy	Restatement of compensation-related liabilities During 2020, UBS AG restated its balance sheet and statement of changes in equity as of 1 January 2018 to correct a USD 43 million liability understatement in connection with a legacy Global Wealth Management deferred compensation plan, with the effects presented in the table below. The restatement resulted from a correction of an actuarial calculation associated with compensation-related liabilities. The effects of the understatement were not material to prior-year financial statements; however, such effects would have been material to the quarterly reporting period in which the understatement was identified and therefore prior years were restated. The restatement had no effect on Net profit / (loss) for the current period or for any comparative periods.
UBS AG | Segment reporting
Changes In Accounting Policies [Line Items]
Description of nature of voluntary change in accounting policy	Segment reporting Effective from 1 January 2020, UBS AG no longer discloses a detailed cost breakdown by financial statement line item within its segment reporting disclosures provided in Note 2. The modified approach of presenting operating expenses for each division aligns the reporting with the way that UBS AG manages its cost base. This change has no effect on the income statement, or on the net profit of any business division.
UBS AG | Presentation of interest income and expense from financial instruments measured at fair value through profit or loss
Changes In Accounting Policies [Line Items]
Description of nature of voluntary change in accounting policy	Presentation of interest income and expense from financial instruments measured at fair value through profit or loss Effective from 1 January 2020, UBS AG presents interest income and interest expense from financial instruments measured at fair value through profit or loss on a net basis, in line with how UBS AG assesses and reports interest and in accordance with IFRS. This presentation change has no effect on Net interest income or on Net profit / (loss) attributable to shareholders. Prior periods have been aligned with this change in presentation. Further information about net interest income from financial instruments measured at fair value through profit or loss is provided in Note 3.
UBS AG | Adoption of hedge accounting requirements of IFRS 9, Financial instruments
Changes In Accounting Policies [Line Items]
Description of nature of change in accounting policy	Adoption of hedge accounting requirements of IFRS 9, Financial Instruments Effective from 1 January 2020, UBS AG has prospectively adopted the hedge accounting requirements of IFRS 9, Financial Instruments, for all of its existing hedge accounting programs, except for fair value hedges of portfolio interest rate risk, which, as permitted under IFRS 9, continue to be accounted for under IAS 39, Financial Instruments: Recognition and Measurement. The adoption of these requirements has not changed any of the hedge designations disclosed in the Annual Report 2019 with only minor amendments to hedge documentation and hedge effectiveness testing methodologies required to make them compliant with IFRS 9. The adoption had no financial effect on UBS AG’s financial statements. However, starting on 1 January 2020, UBS AG began to designate cross-currency swaps as Fair value hedges of foreign exchange risk related to debt instruments and utilized the cost of hedging approach introduced by IFRS 9.